Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2023
Fidelity Advisor Asset Manager 60% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.26%)
Past 5 years	2.60%
Past 10 years	5.51%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.10%)
Past 5 years	1.74%
Past 10 years	4.50%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.16%)
Past 5 years	1.88%
Past 10 years	4.12%
Fidelity Advisor Asset Manager 60% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(17.95%)
Past 5 years	3.05%
Past 10 years	5.50%
Fidelity Advisor Asset Manager 60% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(19.66%)
Past 5 years	2.82%
Past 10 years	5.49%
Fidelity Advisor Asset Manager 60% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.33%)
Past 5 years	4.10%
Past 10 years	6.42%
Fidelity Advisor Asset Manager 60% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.17%)
Since Inception	4.21%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0595
Average Annual Return:
Past 1 year	(15.17%)
Past 5 years	4.27%
Past 10 years	6.55%

[1]	AFrom October 2, 2018.